Capital, Reserves and Dividends - Summary of Group's Liabilities to Assets Ratio (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Total assets	¥ 1,841,327	¥ 1,727,882
Total liabilities	¥ 631,035	¥ 575,110
Liabilities-to-assets ratio	34.30%	33.30%